UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Capital Trust – Target Index Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1: Report(s) to Shareholders.

Semiannual Report  |  September 30, 2020
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns For the 6 Months Ended September 30, 2020
Schwab Target 2010 Index Fund (Ticker Symbol: SWYAX)	12.34%
Target 2010 Passive Composite Index	11.90%
Fund Category: Morningstar Target-Date 2000-2010[1]	13.16%
Performance Details	pages 7-8

Schwab Target 2015 Index Fund (Ticker Symbol: SWYBX)	13.11%
Target 2015 Passive Composite Index	12.59%
Fund Category: Morningstar Target-Date 2015[1]	14.30%
Performance Details	pages 9-10

Schwab Target 2020 Index Fund (Ticker Symbol: SWYLX)	13.54%
Target 2020 Passive Composite Index	13.04%
Fund Category: Morningstar Target-Date 2020[1]	14.53%
Performance Details	pages 11-12

Schwab Target 2025 Index Fund (Ticker Symbol: SWYDX)	17.03%
Target 2025 Passive Composite Index	16.68%
Fund Category: Morningstar Target-Date 2025[1]	17.22%
Performance Details	pages 13-14

Schwab Target 2030 Index Fund (Ticker Symbol: SWYEX)	19.80%
Target 2030 Passive Composite Index	19.38%
Fund Category: Morningstar Target-Date 2030[1]	19.75%
Performance Details	pages 15-16

Schwab Target 2035 Index Fund (Ticker Symbol: SWYFX)	21.83%
Target 2035 Passive Composite Index	21.49%
Fund Category: Morningstar Target-Date 2035[1]	22.54%
Performance Details	pages 17-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 6 Months Ended September 30, 2020
Schwab Target 2040 Index Fund (Ticker Symbol: SWYGX)	23.51%
Target 2040 Passive Composite Index	23.30%
Fund Category: Morningstar Target-Date 2040[1]	24.28%
Performance Details	pages 19-20

Schwab Target 2045 Index Fund (Ticker Symbol: SWYHX)	25.07% [2]
Target 2045 Passive Composite Index	25.00%
Fund Category: Morningstar Target-Date 2045[1]	25.90%
Performance Details	pages 21-22

Schwab Target 2050 Index Fund (Ticker Symbol: SWYMX)	25.96%
Target 2050 Passive Composite Index	25.95%
Fund Category: Morningstar Target-Date 2050[1]	26.26%
Performance Details	pages 23-24

Schwab Target 2055 Index Fund (Ticker Symbol: SWYJX)	26.70%
Target 2055 Passive Composite Index	26.61%
Fund Category: Morningstar Target-Date 2055[1]	26.81%
Performance Details	pages 25-26

Schwab Target 2060 Index Fund (Ticker Symbol: SWYNX)	27.20%
Target 2060 Passive Composite Index	27.28%
Fund Category: Morningstar Target-Date 2060+[1]	27.11%
Performance Details	pages 27-28
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
The Investment Environment

For the six-month reporting period ended September 30, 2020, global equity markets generated strong returns, staging an impressive recovery from their steep COVID-19 pandemic–driven slide in February and March. The emergency rescue measures taken in March by central banks and governments around the world prompted a rally in equity markets from their March lows. Markets continued to rise steadily throughout most of the reporting period, despite continuing outbreaks and alternating lifting and tightening of restrictions and lockdowns. By early September, key U.S. market indices hit new record highs before falling back slightly by the end of the reporting period. After a spike in March, the U.S. dollar weakened against a basket of foreign currencies over most of the reporting period before rising slightly in September, generally increasing the returns on overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 31.31%. U.S. large-cap stocks slightly outperformed small-cap stocks, with the Russell 1000® Index and Russell 2000® Index returning 33.36% and 31.60%, respectively. Among international markets, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 20.39%, while the MSCI Emerging Markets Index (Net)* returned 29.37%. The Bloomberg Barclays US Aggregate Bond Index, representing the broad U.S. fixed-income market, returned 3.53%.
Economic growth around the globe stalled during the six-month reporting period amid nationwide lockdowns, stay-at-home orders, supply chain disruptions, and broadly diminishing demand. In the U.S., after exhibiting positive growth since 2014, gross domestic product (GDP) fell steeply, declining 31.4% in the second quarter and representing the largest contraction in U.S. GDP since 1947 when modern GDP measurements began. Unemployment skyrocketed in April, rising to the highest level since the Great Depression. Unemployment declined in May through September, dropping below double digits beginning in August. Consumer confidence, which began the reporting period at a six-year low and was volatile throughout the period, rebounded in September as the economic and job market outlook grew more upbeat. Inflation retreated in March, April, and May, with April seeing the largest monthly decline since December 2008. Inflation began to climb again in June.
Asset Class Performance Comparison % returns during the 6 months ended September 30, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
The Investment Environment (continued)

Outside the U.S., conditions were similarly constrained. Second quarter GDP contracted in the eurozone and the United Kingdom. Japan economy also contracted in the second quarter. Even China and India, which had maintained stronger growth than many developed countries, showed weakness. In China, GDP contracted in the first quarter but rebounded in the second quarter, while India’s second quarter GDP contracted. Early in the reporting period, oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures briefly fell to negative territory as storage capacity evaporated and demand waned. However, as production was slashed, relieving pressure on constrained storage capacity, demand stabilized.
Many central banks around the world, including the U.S. Federal Reserve (Fed), reduced or maintained their policy rates—and for some international central banks, negative—interest rates. In the U.S., after enacting three interest rate cuts in the second half of 2019 and as the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate of 0.00% to 0.25%. In addition, the Fed also announced extensive emergency measures to support the economy in light of the COVID-19 pandemic, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, new financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to potentially allow inflation to rise above its 2% target for periods of time even in times of rising employment. Outside the U.S., central banks were similarly accommodative. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England maintained its key official bank rate at 0.10%, which it lowered twice in March from 0.75%. Central banks in key emerging market economies—including China, India, and Thailand—lowered their policy rates or maintained already low rates in response to pandemic-driven pressures.
Throughout most of the reporting period, bond prices rose on strong demand, driving yields down. (Bond prices and bond yields typically move in opposite directions.) Corporate credit markets were particularly strong. The yield on the 10-year U.S. Treasury, which had fallen sharply lower in March as COVID-19-related anxiety intensified and investors fled equities, remained low, ending the reporting period at 0.69%. Short-term yields, which also fell steeply in March in response to the cuts to the federal funds rate, also remained historically low, with the three-month U.S. Treasury yield ending the reporting period at 0.10%. Outside the U.S., bond yields generally remained low.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. Prior to joining CSIM in January 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager with CSIM from 2012 to 2016. Prior to that, he worked as a fund administration manager for CSIM, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration for the Charles Schwab Trust Bank Collective Investment Trusts and Schwab’s multi-asset mutual funds. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	12.34%	7.93%	6.28%	6.18%
Dow Jones U.S. Total Stock Market IndexSM	33.17%	14.77%	11.53%	12.98%
Bloomberg Barclays US Aggregate Bond Index	3.53%	6.98%	5.24%	3.83%
Target 2010 Passive Composite Index	11.90%	8.10%	6.35%	6.27%
Fund Category: Morningstar Target-Date 2000-2010[3]	13.16%	7.47%	5.56%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of September 30, 2020

Statistics
Number of Holdings	10
Portfolio Turnover Rate	15% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2015 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	13.11%	8.23%	6.31%	6.30%
Dow Jones U.S. Total Stock Market IndexSM	33.17%	14.77%	11.53%	12.98%
Bloomberg Barclays US Aggregate Bond Index	3.53%	6.98%	5.24%	3.83%
Target 2015 Passive Composite Index	12.59%	8.16%	6.42%	6.41%
Fund Category: Morningstar Target-Date 2015[3]	14.30%	7.31%	5.77%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of September 30, 2020

Statistics
Number of Holdings	10
Portfolio Turnover Rate	16% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2020 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	13.54%	8.31%	6.60%	7.02%
Dow Jones U.S. Total Stock Market IndexSM	33.17%	14.77%	11.53%	12.98%
Bloomberg Barclays US Aggregate Bond Index	3.53%	6.98%	5.24%	3.83%
Target 2020 Passive Composite Index	13.04%	8.34%	6.69%	7.08%
Fund Category: Morningstar Target-Date 2020[3]	14.53%	6.82%	5.55%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of September 30, 2020

Statistics
Number of Holdings	10
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2025 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	17.03%	8.62%	6.91%	7.79%
Dow Jones U.S. Total Stock Market IndexSM	33.17%	14.77%	11.53%	12.98%
Bloomberg Barclays US Aggregate Bond Index	3.53%	6.98%	5.24%	3.83%
Target 2025 Passive Composite Index	16.68%	8.64%	7.04%	7.86%
Fund Category: Morningstar Target-Date 2025[3]	17.22%	7.67%	6.03%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of September 30, 2020

Statistics
Number of Holdings	11
Portfolio Turnover Rate	7% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2030 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	19.80%	8.87%	7.16%	8.32%
Dow Jones U.S. Total Stock Market IndexSM	33.17%	14.77%	11.53%	12.98%
Bloomberg Barclays US Aggregate Bond Index	3.53%	6.98%	5.24%	3.83%
Target 2030 Passive Composite Index	19.38%	8.74%	7.19%	8.36%
Fund Category: Morningstar Target-Date 2030[3]	19.75%	8.12%	6.31%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of September 30, 2020

Statistics
Number of Holdings	11
Portfolio Turnover Rate	7% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2035 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	21.83%	8.77%	7.15%	8.65%
Dow Jones U.S. Total Stock Market IndexSM	33.17%	14.77%	11.53%	12.98%
Bloomberg Barclays US Aggregate Bond Index	3.53%	6.98%	5.24%	3.83%
Target 2035 Passive Composite Index	21.49%	8.74%	7.25%	8.71%
Fund Category: Morningstar Target-Date 2035[3]	22.54%	8.58%	6.56%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of September 30, 2020

Statistics
Number of Holdings	10
Portfolio Turnover Rate	7% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2040 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	23.51%	8.66%	7.15%	8.95%
Dow Jones U.S. Total Stock Market IndexSM	33.17%	14.77%	11.53%	12.98%
Bloomberg Barclays US Aggregate Bond Index	3.53%	6.98%	5.24%	3.83%
Target 2040 Passive Composite Index	23.30%	8.71%	7.27%	9.01%
Fund Category: Morningstar Target-Date 2040[3]	24.28%	8.47%	6.49%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of September 30, 2020

Statistics
Number of Holdings	10
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2045 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	25.07% [3]	8.54%	7.12%	9.09%
Dow Jones U.S. Total Stock Market IndexSM	33.17%	14.77%	11.53%	12.98%
Bloomberg Barclays US Aggregate Bond Index	3.53%	6.98%	5.24%	3.83%
Target 2045 Passive Composite Index	25.00%	8.59%	7.21%	9.16%
Fund Category: Morningstar Target-Date 2045[4]	25.90%	8.68%	6.61%	N/A
Fund Expense Ratios[5]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of September 30, 2020

Statistics
Number of Holdings	10
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	Less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2050 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	25.96%	8.36%	7.09%	9.16%
Dow Jones U.S. Total Stock Market IndexSM	33.17%	14.77%	11.53%	12.98%
Bloomberg Barclays US Aggregate Bond Index	3.53%	6.98%	5.24%	3.83%
Target 2050 Passive Composite Index	25.95%	8.50%	7.17%	9.25%
Fund Category: Morningstar Target-Date 2050[3]	26.26%	8.52%	6.50%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of September 30, 2020

Statistics
Number of Holdings	9
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	Less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2055 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	26.70%	8.34%	7.06%	9.26%
Dow Jones U.S. Total Stock Market IndexSM	33.17%	14.77%	11.53%	12.98%
Bloomberg Barclays US Aggregate Bond Index	3.53%	6.98%	5.24%	3.83%
Target 2055 Passive Composite Index	26.61%	8.45%	7.15%	9.34%
Fund Category: Morningstar Target-Date 2055[3]	26.81%	8.73%	6.61%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of September 30, 2020

Statistics
Number of Holdings	9
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2060 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	27.20%	8.21%	6.97%	9.23%
Dow Jones U.S. Total Stock Market IndexSM	33.17%	14.77%	11.53%	12.98%
Bloomberg Barclays US Aggregate Bond Index	3.53%	6.98%	5.24%	3.83%
Target 2060 Passive Composite Index	27.28%	8.36%	7.10%	9.33%
Fund Category: Morningstar Target-Date 2060+[3]	27.11%	8.69%	6.70%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of September 30, 2020

Statistics
Number of Holdings	8
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning April 1, 2020 and held through September 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 4/1/20	Ending Account Value (Net of Expenses) at 9/30/20[2]	Expenses Paid During Period 4/1/20-9/30/20[2,5]	Effective Expenses Paid During Period 4/1/20-9/30/20[4,5]
Schwab Target 2010 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,123.40	$0.21	$0.43
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.90	$0.20	$0.41
Schwab Target 2015 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,131.10	$0.21	$0.43
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.90	$0.20	$0.41
Schwab Target 2020 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,135.40	$0.16	$0.43
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2025 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,170.30	$0.22	$0.44
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.90	$0.20	$0.41
Schwab Target 2030 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,198.00	$0.22	$0.44
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.90	$0.20	$0.41
Schwab Target 2035 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,218.30	$0.22	$0.44
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.90	$0.20	$0.41
Schwab Target 2040 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,235.10	$0.17	$0.45
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2045 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,251.90	$0.17	$0.45
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2050 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,259.60	$0.17	$0.45
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2055 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,267.00	$0.17	$0.45
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Expenses (Unaudited) (continued)

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 4/1/20	Ending Account Value (Net of Expenses) at 9/30/20[2]	Expenses Paid During Period 4/1/20-9/30/20[2,5]	Effective Expenses Paid During Period 4/1/20-9/30/20[4,5]
Schwab Target 2060 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,272.00	$0.17	$0.46
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183 days of the period, and divided by the 365 days of the fiscal year.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 9/30/20*	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.70	$10.88	$10.59	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.11	0.27	0.27	0.22	0.12
Net realized and unrealized gains (losses)	1.21	(0.19)	0.23	0.34	0.10
Total from investment operations	1.32	0.08	0.50	0.56	0.22
Less distributions:
Distributions from net investment income	—	(0.25)	(0.20)	(0.12)	(0.07)
Distributions from net realized gains	—	(0.01)	(0.01)	(0.00) [4]	—
Total distributions	—	(0.26)	(0.21)	(0.12)	(0.07)
Net asset value at end of period	$12.02	$10.70	$10.88	$10.59	$10.15
Total return	12.34% [5]	0.58%	4.81%	5.57%	2.26% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04% [7]	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.86% [7]	2.43%	2.53%	2.11%	1.99% [7]
Portfolio turnover rate	15% [5]	19%	30%	28%	2% [5]
Net assets, end of period (x 1,000)	$44,537	$35,614	$25,391	$14,185	$955

*	Unaudited.
1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2020, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2010 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 23.9%
Large-Cap 22.5%
Schwab U.S. Large-Cap ETF	124,146	10,009,892
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	9,095	621,370
		10,631,262

International Stocks 9.3%
Developed-Market Large-Cap 9.3%
Schwab International Equity ETF	132,234	4,152,148

Real Assets 1.7%
Real Estate 1.7%
Schwab U.S. REIT ETF	22,167	784,047

Fixed Income 60.4%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	47,255	2,912,326
Intermediate-Term Bond 45.0%
Schwab U.S. Aggregate Bond ETF	357,307	20,037,776
Treasury Bond 8.9%
Schwab Short-Term U.S. Treasury ETF	76,556	3,942,634
		26,892,736

Security	Number of Shares	Value ($)
Money Market Fund 3.6%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	1,591,855	1,592,492
Total Affiliated Underlying Funds
(Cost $39,964,745)		44,052,685
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Australia & New Zealand Banking Group Ltd.
0.01%, 10/01/20 (b)	444,638	444,638
Bank of Montreal
0.01%, 10/01/20 (b)	89,952	89,952
Total Short-Term Investments
(Cost $534,590)		534,590
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Schwab International Equity ETF	$3,345,065	$787,756	($695,890)	($60,189)	$775,406	$4,152,148	132,234	$30,622
Schwab Short-Term U.S. Treasury ETF	3,149,995	1,043,153	(235,032)	317	(15,799)	3,942,634	76,556	23,113
Schwab U.S. Aggregate Bond ETF	15,862,741	5,038,650	(1,397,457)	4,215	529,627	20,037,776	357,307	215,954
Schwab U.S. Large-Cap ETF	8,039,920	2,087,410	(2,630,762)	94,394	2,418,930	10,009,892	124,146	95,885
Schwab U.S. REIT ETF	644,520	128,813	(36,256)	(13,507)	60,477	784,047	22,167	10,027
Schwab U.S. Small-Cap ETF	512,418	37,929	(90,408)	(13,437)	174,868	621,370	9,095	3,641
Schwab U.S. TIPS ETF	2,325,992	659,399	(249,795)	1,426	175,304	2,912,326	47,255	4,834
Schwab Variable Share Price Money Fund, Ultra Shares	1,340,257	801,675	(550,000)	(66)	626	1,592,492	1,591,855	1,088
Total	$35,220,908	$10,584,785	($5,885,600)	$13,153	$4,119,439	$44,052,685		$385,164
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2010 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$44,052,685	$—	$—	$44,052,685
Short-Term Investments[1]	—	534,590	—	534,590
Total	$44,052,685	$534,590	$—	$44,587,275
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of September 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $39,964,745)		$44,052,685
Investments in unaffiliated issuers, at value (cost $534,590)		534,590
Receivables:
Fund shares sold		74,893
Dividends	+	20
Total assets		44,662,188
Liabilities
Payables:
Investments bought		112,801
Investment adviser fees		1,279
Fund shares redeemed	+	11,435
Total liabilities		125,515
Net Assets
Total assets		44,662,188
Total liabilities	–	125,515
Net assets		$44,536,673
Net Assets by Source
Capital received from investors		40,246,618
Total distributable earnings		4,290,055

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$44,536,673		3,704,384		$12.02

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Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2020 through September 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$385,164
Interest	+	27
Total investment income		385,191
Expenses
Investment adviser fees	+	16,239
Total expenses		16,239
Expense reduction by CSIM and its affiliates	–	8,961
Net expenses	–	7,278
Net investment income		377,913
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		13,153
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	4,119,439
Net realized and unrealized gains		4,132,592
Increase in net assets resulting from operations		$4,510,505

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Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/20-9/30/20		4/1/19-3/31/20
Net investment income		$377,913	$738,570
Net realized gains (losses)		13,153	(105,961)
Net change in unrealized appreciation (depreciation)	+	4,119,439	(959,936)
Increase (decrease) in net assets from operations		4,510,505	(327,327)
Distributions to Shareholders
Total distributions		$—	($743,254)

Transactions in Fund Shares
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,034,768	$12,162,854	1,744,332	$19,661,588
Shares reinvested		—	—	60,876	698,243
Shares redeemed	+	(659,636)	(7,750,490)	(808,805)	(9,065,956)
Net transactions in fund shares		375,132	$4,412,364	996,403	$11,293,875
Shares Outstanding and Net Assets
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,329,252	$35,613,804	2,332,849	$25,390,510
Total increase	+	375,132	8,922,869	996,403	10,223,294
End of period		3,704,384	$44,536,673	3,329,252	$35,613,804

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Schwab Target 2015 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 9/30/20*	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.68	$10.92	$10.61	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.11	0.28	0.27	0.22	0.13
Net realized and unrealized gains (losses)	1.29	(0.26)	0.22	0.38	0.12
Total from investment operations	1.40	0.02	0.49	0.60	0.25
Less distributions:
Distributions from net investment income	—	(0.25)	(0.17)	(0.15)	(0.08)
Distributions from net realized gains	—	(0.01)	(0.01)	(0.01)	—
Total distributions	—	(0.26)	(0.18)	(0.16)	(0.08)
Net asset value at end of period	$12.08	$10.68	$10.92	$10.61	$10.17
Total return	13.11% [4]	(0.02%)	4.74%	5.83%	2.49% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.04% [6]	0.03%	0.03%	0.03%	0.02% [6]
Gross operating expenses[5]	0.08% [6]	0.08%	0.08%	0.08%	0.08% [6]
Net investment income (loss)	1.87% [6]	2.45%	2.54%	2.06%	2.15% [6]
Portfolio turnover rate	16% [4]	24%	29%	47%	15% [4]
Net assets, end of period (x 1,000)	$61,645	$57,790	$45,688	$20,229	$797

*	Unaudited.
1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2020, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
6
Annualized.

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Schwab Target 2015 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 25.5%
Large-Cap 24.0%
Schwab U.S. Large-Cap ETF	183,479	14,793,912
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	13,817	943,977
		15,737,889

International Stocks 10.3%
Developed-Market Large-Cap 10.3%
Schwab International Equity ETF	202,996	6,374,075

Real Assets 1.9%
Real Estate 1.9%
Schwab U.S. REIT ETF	32,602	1,153,133

Fixed Income 58.0%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	62,256	3,836,837
Intermediate-Term Bond 43.4%
Schwab U.S. Aggregate Bond ETF	477,107	26,756,161
Treasury Bond 8.4%
Schwab Short-Term U.S. Treasury ETF	100,074	5,153,811
		35,746,809

Security	Number of Shares	Value ($)
Money Market Fund 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,015,646	2,016,452
Total Affiliated Underlying Funds
(Cost $54,638,809)		61,028,358
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
BNP Paribas
0.01%, 10/01/20 (b)	114,166	114,166
JPMorgan Chase Bank
0.01%, 10/01/20 (b)	616,091	616,091
Total Short-Term Investments
(Cost $730,257)		730,257
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Schwab International Equity ETF	$6,072,193	$318,162	($1,305,926)	($133,703)	$1,423,349	$6,374,075	202,996	$54,205
Schwab Short-Term U.S. Treasury ETF	4,804,838	871,360	(499,267)	(1,318)	(21,802)	5,153,811	100,074	34,104
Schwab U.S. Aggregate Bond ETF	24,880,516	4,569,872	(3,529,110)	9,379	825,504	26,756,161	477,107	325,138
Schwab U.S. Large-Cap ETF	13,915,755	1,221,118	(4,556,754)	351,467	3,862,326	14,793,912	183,479	149,316
Schwab U.S. REIT ETF	1,132,411	45,188	(113,381)	(39,024)	127,939	1,153,133	32,602	15,935
Schwab U.S. Small-Cap ETF	917,983	—	(260,995)	(25,003)	311,992	943,977	13,817	5,739
Schwab U.S. TIPS ETF	3,587,991	381,239	(392,704)	6,435	253,876	3,836,837	62,256	6,676
Schwab Variable Share Price Money Fund, Ultra Shares	1,712,928	2,002,388	(1,700,001)	572	565	2,016,452	2,015,646	1,592
Total	$57,024,615	$9,409,327	($12,358,138)	$168,805	$6,783,749	$61,028,358		$592,705
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2015 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$61,028,358	$—	$—	$61,028,358
Short-Term Investments[1]	—	730,257	—	730,257
Total	$61,028,358	$730,257	$—	$61,758,615
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of September 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $54,638,809)		$61,028,358
Investments in unaffiliated issuers, at value (cost $730,257)		730,257
Receivables:
Investments sold		104,363
Fund shares sold		69,761
Dividends	+	19
Total assets		61,932,758
Liabilities
Payables:
Investments bought		242,696
Investment adviser fees		1,943
Fund shares redeemed	+	43,066
Total liabilities		287,705
Net Assets
Total assets		61,932,758
Total liabilities	–	287,705
Net assets		$61,645,053
Net Assets by Source
Capital received from investors		54,751,044
Total distributable earnings		6,894,009

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$61,645,053		5,104,419		$12.08

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Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2020 through September 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$592,705
Interest	+	51
Total investment income		592,756
Expenses
Investment adviser fees	+	24,816
Total expenses		24,816
Expense reduction by CSIM and its affiliates	–	13,310
Net expenses	–	11,506
Net investment income		581,250
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		168,805
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	6,783,749
Net realized and unrealized gains		6,952,554
Increase in net assets resulting from operations		$7,533,804

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Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/20-9/30/20		4/1/19-3/31/20
Net investment income		$581,250	$1,254,328
Net realized gains (losses)		168,805	(134,161)
Net change in unrealized appreciation (depreciation)	+	6,783,749	(2,026,953)
Increase (decrease) in net assets from operations		7,533,804	(906,786)
Distributions to Shareholders
Total distributions		$—	($1,249,697)

Transactions in Fund Shares
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		730,582	$8,484,260	2,382,529	$27,134,552
Shares reinvested		—	—	104,637	1,205,409
Shares redeemed	+	(1,038,435)	(12,163,464)	(1,260,697)	(14,081,094)
Net transactions in fund shares		(307,853)	($3,679,204)	1,226,469	$14,258,867
Shares Outstanding and Net Assets
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,412,272	$57,790,453	4,185,803	$45,688,069
Total increase or decrease	+	(307,853)	3,854,600	1,226,469	12,102,384
End of period		5,104,419	$61,645,053	5,412,272	$57,790,453

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Schwab Target 2020 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 9/30/20*	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.93	$11.18	$10.92	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.11	0.29	0.27	0.23	0.16
Net realized and unrealized gains (losses)	1.37	(0.29)	0.22	0.52	0.21
Total from investment operations	1.48	0.00 [4]	0.49	0.75	0.37
Less distributions:
Distributions from net investment income	—	(0.25)	(0.23)	(0.13)	(0.07)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.25)	(0.23)	(0.13)	(0.07)
Net asset value at end of period	$12.41	$10.93	$11.18	$10.92	$10.30
Total return	13.54% [5]	(0.17%)	4.73%	7.30%	3.69% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.03%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.88% [7]	2.46%	2.48%	2.15%	2.68% [7]
Portfolio turnover rate	5% [5]	22%	13%	21%	17% [5]
Net assets, end of period (x 1,000)	$226,228	$172,353	$129,760	$70,841	$5,455

*	Unaudited.
1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.05% (annualized), respectively, for the periods ended September 30, 2020, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 26.4%
Large-Cap 24.7%
Schwab U.S. Large-Cap ETF	694,980	56,036,238
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	55,523	3,793,331
		59,829,569

International Stock 11.3%
Developed-Market Large-Cap 11.3%
Schwab International Equity ETF	813,432	25,541,765

Real Assets 2.0%
Real Estate 2.0%
Schwab U.S. REIT ETF	125,288	4,431,436

Fixed Income 56.3%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	220,487	13,588,614
Intermediate-Term Bond 42.3%
Schwab U.S. Aggregate Bond ETF	1,707,035	95,730,523
Treasury Bond 8.0%
Schwab Short-Term U.S. Treasury ETF	350,528	18,052,192
		127,371,329

Security	Number of Shares	Value ($)
Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	6,778,728	6,781,439
Total Affiliated Underlying Funds
(Cost $204,224,061)		223,955,538
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
0.01%, 10/01/20 (b)	195,367	195,367
Barclays Capital, Inc.
0.01%, 10/01/20 (b)	2,258,063	2,258,063
Total Short-Term Investments
(Cost $2,453,430)		2,453,430
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Schwab International Equity ETF	$19,620,881	$2,863,969	($1,209,057)	($136,588)	$4,402,560	$25,541,765	813,432	$187,515
Schwab Short-Term U.S. Treasury ETF	13,637,994	4,485,307	—	—	(71,109)	18,052,192	350,528	104,191
Schwab U.S. Aggregate Bond ETF	72,234,618	21,448,625	(338,547)	(4,958)	2,390,785	95,730,523	1,707,035	1,021,105
Schwab U.S. Large-Cap ETF	42,872,979	8,362,423	(8,735,384)	112,566	13,423,654	56,036,238	694,980	536,285
Schwab U.S. REIT ETF	3,541,420	615,751	—	—	274,265	4,431,436	125,288	55,721
Schwab U.S. Small-Cap ETF	2,893,363	168,127	(177,441)	(43,957)	953,239	3,793,331	55,523	21,945
Schwab U.S. TIPS ETF	10,353,813	2,429,678	—	—	805,123	13,588,614	220,487	22,991
Schwab Variable Share Price Money Fund, Ultra Shares	5,270,141	1,508,663	—	—	2,635	6,781,439	6,778,728	6,237
Total	$170,425,209	$41,882,543	($10,460,429)	($72,937)	$22,181,152	$223,955,538		$1,955,990
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$223,955,538	$—	$—	$223,955,538
Short-Term Investments[1]	—	2,453,430	—	2,453,430
Total	$223,955,538	$2,453,430	$—	$226,408,968
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of September 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $204,224,061)		$223,955,538
Investments in unaffiliated issuers, at value (cost $2,453,430)		2,453,430
Receivables:
Investments sold		338,548
Fund shares sold		426,192
Dividends	+	100
Total assets		227,173,808
Liabilities
Payables:
Investments bought		832,289
Investment adviser fees		6,498
Fund shares redeemed	+	107,492
Total liabilities		946,279
Net Assets
Total assets		227,173,808
Total liabilities	–	946,279
Net assets		$226,227,529
Net Assets by Source
Capital received from investors		205,103,627
Total distributable earnings		21,123,902

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$226,227,529		18,231,882		$12.41

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Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2020 through September 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,955,990
Interest	+	126
Total investment income		1,956,116
Expenses
Investment adviser fees	+	81,646
Total expenses		81,646
Expense reduction by CSIM and its affiliates	–	46,252
Net expenses	–	35,394
Net investment income		1,920,722
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(72,937)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	22,181,152
Net realized and unrealized gains		22,108,215
Increase in net assets resulting from operations		$24,028,937

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Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/20-9/30/20		4/1/19-3/31/20
Net investment income		$1,920,722	$3,894,681
Net realized losses		(72,937)	(423,546)
Net change in unrealized appreciation (depreciation)	+	22,181,152	(6,362,387)
Increase (decrease) in net assets from operations		24,028,937	(2,891,252)
Distributions to Shareholders
Total distributions		$—	($3,756,760)

Transactions in Fund Shares
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,300,407	$63,908,006	9,139,520	$106,454,826
Shares reinvested		—	—	305,404	3,625,150
Shares redeemed	+	(2,835,347)	(34,062,184)	(5,281,760)	(60,839,073)
Net transactions in fund shares		2,465,060	$29,845,822	4,163,164	$49,240,903
Shares Outstanding and Net Assets
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,766,822	$172,352,770	11,603,658	$129,759,879
Total increase	+	2,465,060	53,874,759	4,163,164	42,592,891
End of period		18,231,882	$226,227,529	15,766,822	$172,352,770

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Schwab Target 2025 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 9/30/20*	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.92	$11.46	$11.18	$10.40	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.30	0.28	0.25	0.14
Net realized and unrealized gains (losses)	1.74	(0.61)	0.23	0.68	0.34
Total from investment operations	1.86	(0.31)	0.51	0.93	0.48
Less distributions:
Distributions from net investment income	—	(0.23)	(0.23)	(0.15)	(0.08)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.23)	(0.23)	(0.15)	(0.08)
Net asset value at end of period	$12.78	$10.92	$11.46	$11.18	$10.40
Total return	17.03% [5]	(2.89%)	4.79%	8.93%	4.82% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04% [7]	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.93% [7]	2.50%	2.46%	2.22%	2.41% [7]
Portfolio turnover rate	7% [5]	19%	13%	14%	6% [5]
Net assets, end of period (x 1,000)	$340,249	$264,880	$154,328	$84,235	$1,649

*	Unaudited.
1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2020, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2025 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 34.7%
Large-Cap 32.2%
Schwab U.S. Large-Cap ETF	1,357,909	109,488,202
Small-Cap 2.5%
Schwab U.S. Small-Cap ETF	125,324	8,562,136
		118,050,338

International Stocks 16.7%
Developed-Market Large-Cap 14.8%
Schwab International Equity ETF	1,607,270	50,468,278
Emerging-Market 1.9%
Schwab Emerging Markets Equity ETF	242,780	6,496,793
		56,965,071

Real Assets 2.7%
Real Estate 2.7%
Schwab U.S. REIT ETF	256,025	9,055,604

Fixed Income 42.8%
Inflation-Protected Bond 2.3%
Schwab U.S. TIPS ETF	129,694	7,993,041
Intermediate-Term Bond 36.2%
Schwab U.S. Aggregate Bond ETF	2,195,536	123,125,659
Treasury Bond 4.3%
Schwab Short-Term U.S. Treasury ETF	283,771	14,614,207
		145,732,907

Security	Number of Shares	Value ($)
Money Market Fund 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	6,918,857	6,921,624
Total Affiliated Underlying Funds
(Cost $307,778,450)		336,725,544
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Bank of Montreal
0.01%, 10/01/20 (b)	239,808	239,808
JPMorgan Chase Bank
0.01%, 10/01/20 (b)	3,398,750	3,398,750
Total Short-Term Investments
(Cost $3,638,558)		3,638,558
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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Schwab Target 2025 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,177,652	$217,433	($434,447)	($60,661)	$1,596,816	$6,496,793	242,780	$27,941
Schwab International Equity ETF	39,522,797	5,009,886	(2,659,749)	(277,406)	8,872,750	50,468,278	1,607,270	368,212
Schwab Short-Term U.S. Treasury ETF	11,289,245	3,382,477	—	—	(57,515)	14,614,207	283,771	84,851
Schwab U.S. Aggregate Bond ETF	94,708,096	28,106,265	(2,832,869)	(26,352)	3,170,519	123,125,659	2,195,536	1,321,498
Schwab U.S. Large-Cap ETF	85,347,771	12,913,955	(15,591,982)	(260,281)	27,078,739	109,488,202	1,357,909	1,050,905
Schwab U.S. REIT ETF	7,408,243	1,356,521	(251,555)	(71,874)	614,269	9,055,604	256,025	117,413
Schwab U.S. Small-Cap ETF	6,751,902	569,252	(876,436)	(141,662)	2,259,080	8,562,136	125,324	50,039
Schwab U.S. TIPS ETF	6,152,420	1,368,070	—	—	472,551	7,993,041	129,694	13,256
Schwab Variable Share Price Money Fund, Ultra Shares	5,409,656	1,509,263	—	—	2,705	6,921,624	6,918,857	6,315
Total	$261,767,782	$54,433,122	($22,647,038)	($838,236)	$44,009,914	$336,725,544		$3,040,430
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$336,725,544	$—	$—	$336,725,544
Short-Term Investments[1]	—	3,638,558	—	3,638,558
Total	$336,725,544	$3,638,558	$—	$340,364,102
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of September 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $307,778,450)		$336,725,544
Investments in unaffiliated issuers, at value (cost $3,638,558)		3,638,558
Receivables:
Investments sold		785,047
Fund shares sold		452,547
Dividends	+	103
Total assets		341,601,799
Liabilities
Payables:
Investments bought		915,957
Investment adviser fees		9,817
Fund shares redeemed	+	426,738
Total liabilities		1,352,512
Net Assets
Total assets		341,601,799
Total liabilities	–	1,352,512
Net assets		$340,249,287
Net Assets by Source
Capital received from investors		310,424,455
Total distributable earnings		29,824,832

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$340,249,287		26,619,016		$12.78

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Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2020 through September 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$3,040,430
Interest	+	209
Total investment income		3,040,639
Expenses
Investment adviser fees	+	123,996
Total expenses		123,996
Expense reduction by CSIM and its affiliates	–	69,668
Net expenses	–	54,328
Net investment income		2,986,311
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(838,236)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	44,009,914
Net realized and unrealized gains		43,171,678
Increase in net assets resulting from operations		$46,157,989

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Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/20-9/30/20		4/1/19-3/31/20
Net investment income		$2,986,311	$5,351,090
Net realized losses		(838,236)	(1,630,571)
Net change in unrealized appreciation (depreciation)	+	44,009,914	(20,706,485)
Increase (decrease) in net assets from operations		46,157,989	(16,985,966)
Distributions to Shareholders
Total distributions		$—	($4,882,701)

Transactions in Fund Shares
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,046,487	$74,577,505	16,258,147	$195,983,617
Shares reinvested		—	—	382,547	4,709,155
Shares redeemed	+	(3,686,149)	(45,366,218)	(5,847,945)	(68,271,719)
Net transactions in fund shares		2,360,338	$29,211,287	10,792,749	$132,421,053
Shares Outstanding and Net Assets
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,258,678	$264,880,011	13,465,929	$154,327,625
Total increase	+	2,360,338	75,369,276	10,792,749	110,552,386
End of period		26,619,016	$340,249,287	24,258,678	$264,880,011

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Schwab Target 2030 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 9/30/20*	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.86	$11.65	$11.37	$10.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.31	0.28	0.26	0.15
Net realized and unrealized gains (losses)	2.03	(0.86)	0.24	0.80	0.41
Total from investment operations	2.15	(0.55)	0.52	1.06	0.56
Less distributions:
Distributions from net investment income	—	(0.24)	(0.24)	(0.15)	(0.10)
Distributions from net realized gains	—	(0.00) [4]	—	(0.00) [4]	—
Total distributions	—	(0.24)	(0.24)	(0.15)	(0.10)
Net asset value at end of period	$13.01	$10.86	$11.65	$11.37	$10.46
Total return	19.80% [5]	(4.99%)	4.76%	10.12%	5.66% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04% [7]	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.95% [7]	2.53%	2.46%	2.30%	2.49% [7]
Portfolio turnover rate	7% [5]	13%	8%	8%	7% [5]
Net assets, end of period (x 1,000)	$456,706	$352,969	$201,250	$109,554	$3,258

*	Unaudited.
1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2020, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2030 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 40.8%
Large-Cap 37.5%
Schwab U.S. Large-Cap ETF	2,125,372	171,368,744
Small-Cap 3.3%
Schwab U.S. Small-Cap ETF	216,349	14,780,964
		186,149,708

International Stocks 20.8%
Developed-Market Large-Cap 17.8%
Schwab International Equity ETF	2,579,951	81,010,461
Emerging-Market 3.0%
Schwab Emerging Markets Equity ETF	515,260	13,788,358
		94,798,819

Real Assets 3.2%
Real Estate 3.2%
Schwab U.S. REIT ETF	415,723	14,704,123

Fixed Income 32.9%
Inflation-Protected Bond 0.5%
Schwab U.S. TIPS ETF	40,065	2,469,206
Intermediate-Term Bond 30.0%
Schwab U.S. Aggregate Bond ETF	2,445,087	137,120,479
Treasury Bond 2.4%
Schwab Short-Term U.S. Treasury ETF	210,586	10,845,179
		150,434,864

Security	Number of Shares	Value ($)
Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	6,486,743	6,489,338
Total Affiliated Underlying Funds
(Cost $415,179,850)		452,576,852
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Skandinaviska Enskilda Banken
0.01%, 10/01/20 (b)	4,559,324	4,559,324
Sumitomo Mitsui Trust Banking, Limited
0.01%, 10/01/20 (b)	468,983	468,983
Total Short-Term Investments
(Cost $5,028,307)		5,028,307
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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Schwab Target 2030 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$10,676,557	$864,413	($862,821)	($170,752)	$3,280,961	$13,788,358	515,260	$56,854
Schwab International Equity ETF	63,000,633	7,225,587	(2,680,493)	(566,146)	14,030,880	81,010,461	2,579,951	584,088
Schwab Short-Term U.S. Treasury ETF	8,235,675	2,650,780	—	—	(41,276)	10,845,179	210,586	61,514
Schwab U.S. Aggregate Bond ETF	104,648,298	29,744,156	(705,695)	(10,334)	3,444,054	137,120,479	2,445,087	1,456,405
Schwab U.S. Large-Cap ETF	132,644,409	17,974,724	(20,457,147)	(885,554)	42,092,312	171,368,744	2,125,372	1,634,024
Schwab U.S. REIT ETF	11,802,344	2,604,734	(531,821)	(247,991)	1,076,857	14,704,123	415,723	189,347
Schwab U.S. Small-Cap ETF	11,642,387	675,173	(1,168,047)	(285,383)	3,916,834	14,780,964	216,349	85,451
Schwab U.S. TIPS ETF	1,987,488	339,225	—	—	142,493	2,469,206	40,065	4,231
Schwab Variable Share Price Money Fund, Ultra Shares	4,479,218	2,007,880	—	—	2,240	6,489,338	6,486,743	5,178
Total	$349,117,009	$64,086,672	($26,406,024)	($2,166,160)	$67,945,355	$452,576,852		$4,077,092
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$452,576,852	$—	$—	$452,576,852
Short-Term Investments[1]	—	5,028,307	—	5,028,307
Total	$452,576,852	$5,028,307	$—	$457,605,159
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of September 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $415,179,850)		$452,576,852
Investments in unaffiliated issuers, at value (cost $5,028,307)		5,028,307
Receivables:
Investments sold		705,696
Fund shares sold		626,944
Dividends	+	92
Total assets		458,937,891
Liabilities
Payables:
Investments bought		1,625,017
Investment adviser fees		13,271
Fund shares redeemed	+	593,153
Total liabilities		2,231,441
Net Assets
Total assets		458,937,891
Total liabilities	–	2,231,441
Net assets		$456,706,450
Net Assets by Source
Capital received from investors		417,593,400
Total distributable earnings		39,113,050

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$456,706,450		35,108,320		$13.01

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Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2020 through September 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$4,077,092
Interest	+	257
Total investment income		4,077,349
Expenses
Investment adviser fees	+	164,643
Total expenses		164,643
Expense reduction by CSIM and its affiliates	–	91,574
Net expenses	–	73,069
Net investment income		4,004,280
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(2,166,160)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	67,945,355
Net realized and unrealized gains		65,779,195
Increase in net assets resulting from operations		$69,783,475

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Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/20-9/30/20		4/1/19-3/31/20
Net investment income		$4,004,280	$7,298,415
Net realized losses		(2,166,160)	(793,980)
Net change in unrealized appreciation (depreciation)	+	67,945,355	(37,454,839)
Increase (decrease) in net assets from operations		69,783,475	(30,950,404)
Distributions to Shareholders
Total distributions		$—	($6,630,493)

Transactions in Fund Shares
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,857,384	$98,552,270	20,543,091	$252,081,474
Shares reinvested		—	—	511,903	6,449,978
Shares redeemed	+	(5,243,813)	(64,598,660)	(5,831,022)	(69,231,522)
Net transactions in fund shares		2,613,571	$33,953,610	15,223,972	$189,299,930
Shares Outstanding and Net Assets
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,494,749	$352,969,365	17,270,777	$201,250,332
Total increase	+	2,613,571	103,737,085	15,223,972	151,719,033
End of period		35,108,320	$456,706,450	32,494,749	$352,969,365

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Schwab Target 2035 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 9/30/20*	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.81	$11.82	$11.53	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.31	0.29	0.26	0.12
Net realized and unrealized gains (losses)	2.24	(1.06)	0.22	0.90	0.52
Total from investment operations	2.36	(0.75)	0.51	1.16	0.64
Less distributions:
Distributions from net investment income	—	(0.26)	(0.22)	(0.17)	(0.10)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.26)	(0.22)	(0.17)	(0.10)
Net asset value at end of period	$13.17	$10.81	$11.82	$11.53	$10.54
Total return	21.83% [5]	(6.72%)	4.68%	10.96%	6.44% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04% [7]	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.92% [7]	2.53%	2.49%	2.29%	2.04% [7]
Portfolio turnover rate	7% [5]	12%	6%	14%	13% [5]
Net assets, end of period (x 1,000)	$259,992	$196,194	$126,200	$62,526	$1,904

*	Unaudited.
1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2020, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2035 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 45.3%
Large-Cap 41.2%
Schwab U.S. Large-Cap ETF	1,329,017	107,158,641
Small-Cap 4.1%
Schwab U.S. Small-Cap ETF	155,989	10,657,168
		117,815,809

International Stocks 24.1%
Developed-Market Large-Cap 20.1%
Schwab International Equity ETF	1,660,792	52,148,869
Emerging-Market 4.0%
Schwab Emerging Markets Equity ETF	394,104	10,546,223
		62,695,092

Real Assets 3.6%
Real Estate 3.6%
Schwab U.S. REIT ETF	263,673	9,326,114

Fixed Income 25.2%
Intermediate-Term Bond 23.8%
Schwab U.S. Aggregate Bond ETF	1,102,706	61,839,752
Treasury Bond 1.4%
Schwab Short-Term U.S. Treasury ETF	71,643	3,689,615
		65,529,367

Security	Number of Shares	Value ($)
Money Market Fund 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,282,729	2,283,642
Total Affiliated Underlying Funds
(Cost $234,904,358)		257,650,024
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Bank of Montreal
0.01%, 10/01/20 (b)	2,589,973	2,589,973
JPMorgan Chase Bank
0.01%, 10/01/20 (b)	22,903	22,903
Total Short-Term Investments
(Cost $2,612,876)		2,612,876
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,895,801	$925,669	($640,743)	($124,534)	$2,490,030	$10,546,223	394,104	$43,502
Schwab International Equity ETF	39,434,114	5,933,078	(1,999,090)	(187,342)	8,968,109	52,148,869	1,660,792	377,880
Schwab Short-Term U.S. Treasury ETF	2,847,064	1,172,238	(314,658)	(1,270)	(13,759)	3,689,615	71,643	21,909
Schwab U.S. Aggregate Bond ETF	45,947,858	14,356,999	—	—	1,534,895	61,839,752	1,102,706	659,006
Schwab U.S. Large-Cap ETF	80,768,537	12,192,363	(11,696,174)	(264,923)	26,158,838	107,158,641	1,329,017	1,024,503
Schwab U.S. REIT ETF	7,376,649	1,398,460	—	—	551,005	9,326,114	263,673	120,363
Schwab U.S. Small-Cap ETF	8,148,352	789,606	(879,799)	(168,168)	2,767,177	10,657,168	155,989	60,980
Schwab Variable Share Price Money Fund, Ultra Shares	1,280,452	1,002,549	—	—	641	2,283,642	2,282,729	1,436
Total	$193,698,827	$37,770,962	($15,530,464)	($746,237)	$42,456,936	$257,650,024		$2,309,579
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2035 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$257,650,024	$—	$—	$257,650,024
Short-Term Investments[1]	—	2,612,876	—	2,612,876
Total	$257,650,024	$2,612,876	$—	$260,262,900
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of September 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $234,904,358)		$257,650,024
Investments in unaffiliated issuers, at value (cost $2,612,876)		2,612,876
Receivables:
Investments sold		314,659
Fund shares sold		801,685
Dividends	+	30
Total assets		261,379,274
Liabilities
Payables:
Investments bought		983,605
Investment adviser fees		7,575
Fund shares redeemed	+	396,305
Total liabilities		1,387,485
Net Assets
Total assets		261,379,274
Total liabilities	–	1,387,485
Net assets		$259,991,789
Net Assets by Source
Capital received from investors		235,688,631
Total distributable earnings		24,303,158

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$259,991,789		19,747,824		$13.17

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Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2020 through September 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$2,309,579
Interest	+	159
Total investment income		2,309,738
Expenses
Investment adviser fees	+	94,652
Total expenses		94,652
Expense reduction by CSIM and its affiliates	–	52,555
Net expenses	–	42,097
Net investment income		2,267,641
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(746,237)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	42,456,936
Net realized and unrealized gains		41,710,699
Increase in net assets resulting from operations		$43,978,340

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Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/20-9/30/20		4/1/19-3/31/20
Net investment income		$2,267,641	$4,289,393
Net realized losses		(746,237)	(378,604)
Net change in unrealized appreciation (depreciation)	+	42,456,936	(24,444,622)
Increase (decrease) in net assets from operations		43,978,340	(20,533,833)
Distributions to Shareholders
Total distributions		$—	($3,962,275)

Transactions in Fund Shares
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,995,397	$49,996,192	10,934,988	$136,055,299
Shares reinvested		—	—	298,511	3,829,893
Shares redeemed	+	(2,390,088)	(30,176,882)	(3,769,332)	(45,395,356)
Net transactions in fund shares		1,605,309	$19,819,310	7,464,167	$94,489,836
Shares Outstanding and Net Assets
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,142,515	$196,194,139	10,678,348	$126,200,411
Total increase	+	1,605,309	63,797,650	7,464,167	69,993,728
End of period		19,747,824	$259,991,789	18,142,515	$196,194,139

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Schwab Target 2040 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 9/30/20*	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.76	$11.95	$11.69	$10.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.32	0.29	0.27	0.15
Net realized and unrealized gains (losses)	2.41	(1.26)	0.21	1.00	0.55
Total from investment operations	2.53	(0.94)	0.50	1.27	0.70
Less distributions:
Distributions from net investment income	—	(0.25)	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	—	(0.00) [4]	—	(0.00) [4]	—
Total distributions	—	(0.25)	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$13.29	$10.76	$11.95	$11.69	$10.59
Total return	23.51% [5]	(8.20%)	4.49%	11.97%	7.09% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.90% [7]	2.54%	2.48%	2.33%	2.48% [7]
Portfolio turnover rate	4% [5]	7%	2%	15%	8% [5]
Net assets, end of period (x 1,000)	$338,404	$249,144	$143,404	$72,830	$1,514

*	Unaudited.
1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2020, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2040 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 48.9%
Large-Cap 44.0%
Schwab U.S. Large-Cap ETF	1,845,941	148,838,223
Small-Cap 4.9%
Schwab U.S. Small-Cap ETF	241,254	16,482,473
		165,320,696

International Stocks 27.0%
Developed-Market Large-Cap 22.0%
Schwab International Equity ETF	2,366,702	74,314,443
Emerging-Market 5.0%
Schwab Emerging Markets Equity ETF	636,501	17,032,767
		91,347,210

Real Assets 4.0%
Real Estate 4.0%
Schwab U.S. REIT ETF	382,352	13,523,790

Fixed Income 18.7%
Intermediate-Term Bond 17.7%
Schwab U.S. Aggregate Bond ETF	1,066,435	59,805,675
Treasury Bond 1.0%
Schwab Short-Term U.S. Treasury ETF	65,808	3,389,112
		63,194,787

Security	Number of Shares	Value ($)
Money Market Fund 0.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	1,163,854	1,164,320
Total Affiliated Underlying Funds
(Cost $307,550,584)		334,550,803
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Barclays Capital, Inc.
0.01%, 10/01/20 (b)	3,368,849	3,368,849
Citibank
0.01%, 10/01/20 (b)	838,087	838,087
Total Short-Term Investments
(Cost $4,206,936)		4,206,936
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$12,410,131	$1,938,530	($1,080,740)	($211,174)	$3,976,020	$17,032,767	636,501	$68,917
Schwab International Equity ETF	54,705,140	8,713,415	(1,260,848)	(196,369)	12,353,105	74,314,443	2,366,702	532,248
Schwab Short-Term U.S. Treasury ETF	2,345,748	1,055,312	—	—	(11,948)	3,389,112	65,808	18,002
Schwab U.S. Aggregate Bond ETF	43,605,294	15,112,420	(361,484)	(5,294)	1,454,739	59,805,675	1,066,435	631,638
Schwab U.S. Large-Cap ETF	109,484,620	13,647,269	(9,441,177)	(453,251)	35,600,762	148,838,223	1,845,941	1,421,050
Schwab U.S. REIT ETF	10,225,259	2,523,912	—	—	774,619	13,523,790	382,352	170,398
Schwab U.S. Small-Cap ETF	12,278,968	1,203,434	(955,521)	(247,798)	4,203,390	16,482,473	241,254	94,232
Schwab Variable Share Price Money Fund, Ultra Shares	1,161,453	2,286	—	—	581	1,164,320	1,163,854	1,300
Total	$246,216,613	$44,196,578	($13,099,770)	($1,113,886)	$58,351,268	$334,550,803		$2,937,785
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2040 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$334,550,803	$—	$—	$334,550,803
Short-Term Investments[1]	—	4,206,936	—	4,206,936
Total	$334,550,803	$4,206,936	$—	$338,757,739
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of September 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $307,550,584)		$334,550,803
Investments in unaffiliated issuers, at value (cost $4,206,936)		4,206,936
Receivables:
Investments sold		361,484
Fund shares sold		629,953
Dividends	+	19
Total assets		339,749,195
Liabilities
Payables:
Investments bought		1,233,075
Investment adviser fees		9,676
Fund shares redeemed	+	102,169
Total liabilities		1,344,920
Net Assets
Total assets		339,749,195
Total liabilities	–	1,344,920
Net assets		$338,404,275
Net Assets by Source
Capital received from investors		309,014,087
Total distributable earnings		29,390,188

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$338,404,275		25,460,813		$13.29

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Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2020 through September 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$2,937,785
Interest	+	167
Total investment income		2,937,952
Expenses
Investment adviser fees	+	121,585
Total expenses		121,585
Expense reduction by CSIM and its affiliates	–	68,440
Net expenses	–	53,145
Net investment income		2,884,807
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(1,113,886)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	58,351,268
Net realized and unrealized gains		57,237,382
Increase in net assets resulting from operations		$60,122,189

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Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/20-9/30/20		4/1/19-3/31/20
Net investment income		$2,884,807	$5,257,322
Net realized losses		(1,113,886)	(95,272)
Net change in unrealized appreciation (depreciation)	+	58,351,268	(36,484,033)
Increase (decrease) in net assets from operations		60,122,189	(31,321,983)
Distributions to Shareholders
Total distributions		$—	($4,789,625)

Transactions in Fund Shares
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,013,014	$62,615,602	14,919,097	$186,921,655
Shares reinvested		—	—	358,722	4,674,150
Shares redeemed	+	(2,705,385)	(33,477,761)	(4,122,683)	(49,744,250)
Net transactions in fund shares		2,307,629	$29,137,841	11,155,136	$141,851,555
Shares Outstanding and Net Assets
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,153,184	$249,144,245	11,998,048	$143,404,298
Total increase	+	2,307,629	89,260,030	11,155,136	105,739,947
End of period		25,460,813	$338,404,275	23,153,184	$249,144,245

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Schwab Target 2045 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 9/30/20*	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.68	$12.05	$11.81	$10.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.32	0.29	0.28	0.10
Net realized and unrealized gains (losses)	2.57	(1.43)	0.19	1.06	0.65
Total from investment operations	2.69	(1.11)	0.48	1.34	0.75
Less distributions:
Distributions from net investment income	—	(0.26)	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.26)	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$13.37	$10.68	$12.05	$11.81	$10.64
Total return	25.19% [5]	(9.63%)	4.33%	12.57%	7.51% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.87% [7]	2.54%	2.43%	2.39%	1.68% [7]
Portfolio turnover rate	3% [5]	6%	7%	11%	8% [5]
Net assets, end of period (x 1,000)	$189,265	$135,960	$84,790	$44,817	$1,261

*	Unaudited.
1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2020, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 52.3%
Large-Cap 46.6%
Schwab U.S. Large-Cap ETF	1,094,114	88,218,412
Small-Cap 5.7%
Schwab U.S. Small-Cap ETF	155,615	10,631,616
		98,850,028

International Stocks 29.7%
Developed-Market Large-Cap 23.6%
Schwab International Equity ETF	1,424,007	44,713,820
Emerging-Market 6.1%
Schwab Emerging Markets Equity ETF	430,832	11,529,064
		56,242,884

Real Assets 4.3%
Real Estate 4.3%
Schwab U.S. REIT ETF	230,302	8,145,782

Fixed Income 12.7%
Intermediate-Term Bond 12.2%
Schwab U.S. Aggregate Bond ETF	410,147	23,001,044
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	20,288	1,044,832
		24,045,876

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	45,972	45,990
Total Affiliated Underlying Funds
(Cost $170,774,088)		187,330,560
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Bank of Montreal
0.01%, 10/01/20 (b)	313,569	313,569
Sumitomo Mitsui Trust Bank, Limited
0.01%, 10/01/20 (b)	1,874,668	1,874,668
Total Short-Term Investments
(Cost $2,188,237)		2,188,237
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$8,156,764	$1,513,508	($612,551)	($116,591)	$2,587,934	$11,529,064	430,832	$45,444
Schwab International Equity ETF	32,328,243	5,632,098	(471,395)	(65,850)	7,290,724	44,713,820	1,424,007	313,743
Schwab Short-Term U.S. Treasury ETF	754,171	294,667	—	—	(4,006)	1,044,832	20,288	5,825
Schwab U.S. Aggregate Bond ETF	16,214,248	6,254,003	—	—	532,793	23,001,044	410,147	236,699
Schwab U.S. Large-Cap ETF	63,162,286	8,592,144	(3,828,425)	(203,366)	20,495,773	88,218,412	1,094,114	829,306
Schwab U.S. REIT ETF	6,030,806	1,636,749	—	—	478,227	8,145,782	230,302	101,225
Schwab U.S. Small-Cap ETF	7,762,931	887,464	(505,992)	(120,521)	2,607,734	10,631,616	155,615	60,224
Schwab Variable Share Price Money Fund, Ultra Shares	45,716	251	—	—	23	45,990	45,972	16
Total	$134,455,165	$24,810,884	($5,418,363)	($506,328)	$33,989,202	$187,330,560		$1,592,482
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$187,330,560	$—	$—	$187,330,560
Short-Term Investments[1]	—	2,188,237	—	2,188,237
Total	$187,330,560	$2,188,237	$—	$189,518,797
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of September 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $170,774,088)		$187,330,560
Investments in unaffiliated issuers, at value (cost $2,188,237)		2,188,237
Receivables:
Fund shares sold	+	1,302,479
Total assets		190,821,276
Liabilities
Payables:
Investments bought		1,457,810
Investment adviser fees		5,339
Fund shares redeemed	+	92,948
Total liabilities		1,556,097
Net Assets
Total assets		190,821,276
Total liabilities	–	1,556,097
Net assets		$189,265,179
Net Assets by Source
Capital received from investors		171,802,274
Total distributable earnings		17,462,905

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$189,265,179		14,156,361		$13.37

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Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2020 through September 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,592,482
Interest	+	41
Total investment income		1,592,523
Expenses
Investment adviser fees	+	67,037
Total expenses		67,037
Expense reduction by CSIM and its affiliates	–	37,999
Net expenses	–	29,038
Net investment income		1,563,485
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(506,328)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	33,989,202
Net realized and unrealized gains		33,482,874
Increase in net assets resulting from operations		$35,046,359

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Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/20-9/30/20		4/1/19-3/31/20
Net investment income		$1,563,485	$3,037,721
Net realized losses		(506,328)	(384,291)
Net change in unrealized appreciation (depreciation)	+	33,989,202	(20,788,149)
Increase (decrease) in net assets from operations		35,046,359	(18,134,719)
Distributions to Shareholders
Total distributions		$—	($2,805,470)

Transactions in Fund Shares
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,802,583	$35,455,828	7,299,115	$91,442,977
Shares reinvested		—	—	206,779	2,725,348
Shares redeemed	+	(1,370,835)	(17,197,275)	(1,816,811)	(22,057,625)
Net transactions in fund shares		1,431,748	$18,258,553	5,689,083	$72,110,700
Shares Outstanding and Net Assets
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,724,613	$135,960,267	7,035,530	$84,789,756
Total increase	+	1,431,748	53,304,912	5,689,083	51,170,511
End of period		14,156,361	$189,265,179	12,724,613	$135,960,267

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Schwab Target 2050 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 9/30/20*	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.63	$12.09	$11.85	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.32	0.29	0.28	0.15
Net realized and unrealized gains (losses)	2.64	(1.52)	0.18	1.09	0.62
Total from investment operations	2.76	(1.20)	0.47	1.37	0.77
Less distributions:
Distributions from net investment income	—	(0.26)	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	—	(0.00) [4]	—	(0.00) [4]	—
Total distributions	—	(0.26)	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$13.39	$10.63	$12.09	$11.85	$10.65
Total return	25.96% [5]	(10.35%)	4.23%	12.85%	7.80% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.87% [7]	2.55%	2.48%	2.37%	2.54% [7]
Portfolio turnover rate	4% [5]	3%	0% [8]	15%	4% [5]
Net assets, end of period (x 1,000)	$215,460	$146,944	$88,727	$37,619	$793

*	Unaudited.
1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2020, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Less than 0.5%

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Schwab Target 2050 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 53.9%
Large-Cap 47.8%
Schwab U.S. Large-Cap ETF	1,278,148	103,057,073
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	191,941	13,113,409
		116,170,482

International Stocks 31.4%
Developed-Market Large-Cap 24.7%
Schwab International Equity ETF	1,699,091	53,351,457
Emerging-Market 6.7%
Schwab Emerging Markets Equity ETF	536,624	14,360,058
		67,711,515

Real Assets 4.5%
Real Estate 4.5%
Schwab U.S. REIT ETF	272,845	9,650,528

Fixed Income 9.3%
Intermediate-Term Bond 8.9%
Schwab U.S. Aggregate Bond ETF	341,777	19,166,854
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	17,311	891,517
		20,058,371

Security	Number of Shares	Value ($)
Money Market Fund 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	62,906	62,931
Total Affiliated Underlying Funds
(Cost $196,379,751)		213,653,827
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Sumitomo Mitsui Trust Banking, Limited
0.01%, 10/01/20 (b)	1,834,137	1,834,137
Total Short-Term Investment
(Cost $1,834,137)		1,834,137
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$9,729,493	$2,432,099	($836,287)	($148,150)	$3,182,903	$14,360,058	536,624	$56,619
Schwab International Equity ETF	36,467,605	9,041,027	(439,454)	(94,198)	8,376,477	53,351,457	1,699,091	370,335
Schwab Short-Term U.S. Treasury ETF	627,019	267,546	—	—	(3,048)	891,517	17,311	4,510
Schwab U.S. Aggregate Bond ETF	12,875,395	6,148,291	(277,926)	(4,070)	425,164	19,166,854	341,777	194,418
Schwab U.S. Large-Cap ETF	70,233,844	14,296,922	(4,459,176)	(271,014)	23,256,497	103,057,073	1,278,148	970,823
Schwab U.S. REIT ETF	6,725,680	2,425,070	—	—	499,778	9,650,528	272,845	120,535
Schwab U.S. Small-Cap ETF	9,061,389	1,652,937	(531,028)	(142,286)	3,072,397	13,113,409	191,941	74,078
Schwab Variable Share Price Money Fund, Ultra Shares	62,679	220	—	—	32	62,931	62,906	52
Total	$145,783,104	$36,264,112	($6,543,871)	($659,718)	$38,810,200	$213,653,827		$1,791,370
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2050 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$213,653,827	$—	$—	$213,653,827
Short-Term Investment[1]	—	1,834,137	—	1,834,137
Total	$213,653,827	$1,834,137	$—	$215,487,964
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of September 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $196,379,751)		$213,653,827
Investments in unaffiliated issuers, at value (cost $1,834,137)		1,834,137
Receivables:
Investments sold		451,440
Fund shares sold	+	550,447
Total assets		216,489,851
Liabilities
Payables:
Investments bought		872,255
Investment adviser fees		5,955
Fund shares redeemed	+	151,714
Total liabilities		1,029,924
Net Assets
Total assets		216,489,851
Total liabilities	–	1,029,924
Net assets		$215,459,927
Net Assets by Source
Capital received from investors		196,601,775
Total distributable earnings		18,858,152

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$215,459,927		16,088,471		$13.39

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Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2020 through September 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,791,370
Interest	+	57
Total investment income		1,791,427
Expenses
Investment adviser fees	+	75,102
Total expenses		75,102
Expense reduction by CSIM and its affiliates	–	43,136
Net expenses	–	31,966
Net investment income		1,759,461
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(659,718)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	38,810,200
Net realized and unrealized gains		38,150,482
Increase in net assets resulting from operations		$39,909,943

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Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/20-9/30/20		4/1/19-3/31/20
Net investment income		$1,759,461	$3,239,438
Net realized gains (losses)		(659,718)	7,192
Net change in unrealized appreciation (depreciation)	+	38,810,200	(24,190,436)
Increase (decrease) in net assets from operations		39,909,943	(20,943,806)
Distributions to Shareholders
Total distributions		$—	($2,976,899)

Transactions in Fund Shares
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,022,337	$50,493,807	8,524,439	$107,038,772
Shares reinvested		—	—	219,241	2,904,936
Shares redeemed	+	(1,757,149)	(21,887,679)	(2,257,570)	(27,806,155)
Net transactions in fund shares		2,265,188	$28,606,128	6,486,110	$82,137,553
Shares Outstanding and Net Assets
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,823,283	$146,943,856	7,337,173	$88,727,008
Total increase	+	2,265,188	68,516,071	6,486,110	58,216,848
End of period		16,088,471	$215,459,927	13,823,283	$146,943,856

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Schwab Target 2055 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 9/30/20*	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.60	$12.14	$11.91	$10.67	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.32	0.31	0.27	0.15
Net realized and unrealized gains (losses)	2.71	(1.60)	0.15	1.15	0.65
Total from investment operations	2.83	(1.28)	0.46	1.42	0.80
Less distributions:
Distributions from net investment income	—	(0.26)	(0.23)	(0.18)	(0.13)
Distributions from net realized gains	—	(0.00) [4]	—	(0.00) [4]	—
Total distributions	—	(0.26)	(0.23)	(0.18)	(0.13)
Net asset value at end of period	$13.43	$10.60	$12.14	$11.91	$10.67
Total return	26.70% [5]	(10.96%)	4.15%	13.25%	8.03% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.86% [7]	2.57%	2.60%	2.33%	2.53% [7]
Portfolio turnover rate	4% [5]	3%	6%	23%	14% [5]
Net assets, end of period (x 1,000)	$124,411	$84,957	$50,403	$17,713	$147

*	Unaudited.
1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2020, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.7% of net assets

U.S. Stocks 55.3%
Large-Cap 48.9%
Schwab U.S. Large-Cap ETF	754,760	60,856,299
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF	117,189	8,006,352
		68,862,651

International Stocks 32.7%
Developed-Market Large-Cap 25.6%
Schwab International Equity ETF	1,013,593	31,826,820
Emerging-Market 7.1%
Schwab Emerging Markets Equity ETF	330,544	8,845,358
		40,672,178

Real Assets 4.6%
Real Estate 4.6%
Schwab U.S. REIT ETF	162,276	5,739,702

Fixed Income 7.0%
Intermediate-Term Bond 6.8%
Schwab U.S. Aggregate Bond ETF	150,673	8,449,742
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	6,254	322,081
		8,771,823

Security	Number of Shares	Value ($)
Money Market Fund 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	66,669	66,696
Total Affiliated Underlying Funds
(Cost $113,905,145)		124,113,050
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Sumitomo Mitsui Trust Banking, Limited
0.01%, 10/01/20 (b)	841,742	841,742
Total Short-Term Investment
(Cost $841,742)		841,742
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,001,197	$1,505,988	($551,401)	($70,104)	$1,959,678	$8,845,358	330,544	$35,374
Schwab International Equity ETF	21,666,246	5,650,608	(474,085)	(43,732)	5,027,783	31,826,820	1,013,593	223,422
Schwab Short-Term U.S. Treasury ETF	266,254	331,229	(274,084)	4,430	(5,748)	322,081	6,254	1,836
Schwab U.S. Aggregate Bond ETF	5,545,092	2,812,869	(92,445)	(871)	185,097	8,449,742	150,673	84,190
Schwab U.S. Large-Cap ETF	41,351,835	8,725,009	(2,896,398)	(143,797)	13,819,650	60,856,299	754,760	575,153
Schwab U.S. REIT ETF	4,030,883	1,407,382	—	—	301,437	5,739,702	162,276	72,347
Schwab U.S. Small-Cap ETF	5,451,692	1,084,495	(329,850)	(87,194)	1,887,209	8,006,352	117,189	45,585
Schwab Variable Share Price Money Fund, Ultra Shares	66,531	131	—	—	34	66,696	66,669	74
Total	$84,379,730	$21,517,711	($4,618,263)	($341,268)	$23,175,140	$124,113,050		$1,037,981
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$124,113,050	$—	$—	$124,113,050
Short-Term Investment[1]	—	841,742	—	841,742
Total	$124,113,050	$841,742	$—	$124,954,792
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of September 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $113,905,145)		$124,113,050
Investments in unaffiliated issuers, at value (cost $841,742)		841,742
Receivables:
Investments sold		101,609
Fund shares sold	+	497,236
Total assets		125,553,637
Liabilities
Payables:
Investments bought		623,915
Investment adviser fees		3,396
Fund shares redeemed	+	514,859
Total liabilities		1,142,170
Net Assets
Total assets		125,553,637
Total liabilities	–	1,142,170
Net assets		$124,411,467
Net Assets by Source
Capital received from investors		113,646,655
Total distributable earnings		10,764,812

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$124,411,467		9,262,635		$13.43

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Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2020 through September 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,037,981
Interest	+	5
Total investment income		1,037,986
Expenses
Investment adviser fees	+	43,747
Total expenses		43,747
Expense reduction by CSIM and its affiliates	–	25,424
Net expenses	–	18,323
Net investment income		1,019,663
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(341,268)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	23,175,140
Net realized and unrealized gains		22,833,872
Increase in net assets resulting from operations		$23,853,535

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Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/20-9/30/20		4/1/19-3/31/20
Net investment income		$1,019,663	$1,862,731
Net realized losses		(341,268)	(55,655)
Net change in unrealized appreciation (depreciation)	+	23,175,140	(14,667,889)
Increase (decrease) in net assets from operations		23,853,535	(12,860,813)
Distributions to Shareholders
Total distributions		$—	($1,713,432)

Transactions in Fund Shares
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,290,342	$28,746,367	4,773,989	$60,448,655
Shares reinvested		—	—	124,969	1,664,589
Shares redeemed	+	(1,039,906)	(13,145,757)	(1,038,683)	(12,984,766)
Net transactions in fund shares		1,250,436	$15,600,610	3,860,275	$49,128,478
Shares Outstanding and Net Assets
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,012,199	$84,957,322	4,151,924	$50,403,089
Total increase	+	1,250,436	39,454,145	3,860,275	34,554,233
End of period		9,262,635	$124,411,467	8,012,199	$84,957,322

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Schwab Target 2060 Index Fund
Financial Statements
Financial Highlights
	4/1/20– 9/30/20*	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.55	$12.16	$11.92	$10.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.32	0.30	0.29	0.18
Net realized and unrealized gains (losses)	2.75	(1.66)	0.17	1.12	0.62
Total from investment operations	2.87	(1.34)	0.47	1.41	0.80
Less distributions:
Distributions from net investment income	—	(0.27)	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.27)	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$13.42	$10.55	$12.16	$11.92	$10.68
Total return	27.20% [5]	(11.50%)	4.23%	13.22%	8.11% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.84% [7]	2.54%	2.50%	2.43%	2.94% [7]
Portfolio turnover rate	4% [5]	4%	2%	19%	0% [5]
Net assets, end of period (x 1,000)	$145,422	$100,674	$58,895	$24,224	$166

*	Unaudited.
1
Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2020, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2060 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 56.3%
Large-Cap 49.6%
Schwab U.S. Large-Cap ETF	894,807	72,148,288
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	143,150	9,780,008
		81,928,296

International Stocks 33.8%
Developed-Market Large-Cap 26.2%
Schwab International Equity ETF	1,213,446	38,102,204
Emerging-Market 7.6%
Schwab Emerging Markets Equity ETF	411,985	11,024,719
		49,126,923

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	195,392	6,911,015

Fixed Income 4.6%
Intermediate-Term Bond 4.4%
Schwab U.S. Aggregate Bond ETF	113,532	6,366,875
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	5,331	274,547
		6,641,422
Total Affiliated Underlying Funds
(Cost $132,684,917)		144,607,656
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Australia & New Zealand Banking Group Ltd.
0.01%, 10/01/20 (a)	931,834	931,834
Total Short-Term Investment
(Cost $931,834)		931,834
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,589,609	$1,714,065	($612,520)	($112,135)	$2,445,700	$11,024,719	411,985	$43,086
Schwab International Equity ETF	26,421,607	6,270,982	(561,320)	(100,902)	6,071,837	38,102,204	1,213,446	262,714
Schwab Short-Term U.S. Treasury ETF	203,092	72,386	—	—	(931)	274,547	5,331	1,359
Schwab U.S. Aggregate Bond ETF	4,326,079	1,900,072	—	—	140,724	6,366,875	113,532	64,259
Schwab U.S. Large-Cap ETF	49,831,591	9,743,265	(3,621,875)	(174,851)	16,370,158	72,148,288	894,807	678,154
Schwab U.S. REIT ETF	4,909,199	1,727,688	(97,355)	(36,318)	407,801	6,911,015	195,392	86,494
Schwab U.S. Small-Cap ETF	6,858,909	1,161,502	(451,156)	(119,000)	2,329,753	9,780,008	143,150	55,341
Total	$100,140,086	$22,589,960	($5,344,226)	($543,206)	$27,765,042	$144,607,656		$1,191,407
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2060 Index Fund
Portfolio Holdings as of September 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$144,607,656	$—	$—	$144,607,656
Short-Term Investment[1]	—	931,834	—	931,834
Total	$144,607,656	$931,834	$—	$145,539,490
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of September 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $132,684,917)		$144,607,656
Investments in unaffiliated issuers, at value (cost $931,834)		931,834
Receivables:
Fund shares sold	+	552,281
Total assets		146,091,771
Liabilities
Payables:
Investments bought		571,526
Investment adviser fees		3,896
Fund shares redeemed	+	94,023
Total liabilities		669,445
Net Assets
Total assets		146,091,771
Total liabilities	–	669,445
Net assets		$145,422,326
Net Assets by Source
Capital received from investors		133,139,407
Total distributable earnings		12,282,919

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$145,422,326		10,833,116		$13.42

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Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2020 through September 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,191,407
Interest	+	6
Total investment income		1,191,413
Expenses
Investment adviser fees	+	50,813
Total expenses		50,813
Expense reduction by CSIM and its affiliates	–	29,735
Net expenses	–	21,078
Net investment income		1,170,335
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(543,206)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	27,765,042
Net realized and unrealized gains		27,221,836
Increase in net assets resulting from operations		$28,392,171

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Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/20-9/30/20		4/1/19-3/31/20
Net investment income		$1,170,335	$2,166,379
Net realized losses		(543,206)	(523,146)
Net change in unrealized appreciation (depreciation)	+	27,765,042	(17,818,562)
Increase (decrease) in net assets from operations		28,392,171	(16,175,329)
Distributions to Shareholders
Total distributions		$—	($1,977,345)

Transactions in Fund Shares
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,889,718	$36,315,330	7,354,300	$90,181,222
Shares reinvested		—	—	139,936	1,868,137
Shares redeemed	+	(1,603,176)	(19,959,343)	(2,791,650)	(32,117,401)
Net transactions in fund shares		1,286,542	$16,355,987	4,702,586	$59,931,958
Shares Outstanding and Net Assets
		4/1/20-9/30/20		4/1/19-3/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,546,574	$100,674,168	4,843,988	$58,894,884
Total increase	+	1,286,542	44,748,158	4,702,586	41,779,284
End of period		10,833,116	$145,422,326	9,546,574	$100,674,168

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Schwab Target Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2015 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2020 Index Fund	Schwab Hedged Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Dividend Equity Fund
The Schwab Target Index Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The funds may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as underlying funds), in accordance with their target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commissions (SEC) website at www.sec.gov.

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Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2020 are disclosed in the Portfolio Holdings.

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Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the funds, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to

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Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and record keeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more

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Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule which may result in the index and, in turn, the underlying fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.

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Schwab Target Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitations
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, CSIM and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of September 30, 2020, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Schwab Emerging Markets Equity ETF	—%	—%	—%	0.1%	0.2%	0.1%	0.2%	0.2%	0.2%	0.1%	0.2%
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.3%	0.4%	0.3%	0.4%	0.2%	0.3%	0.2%	0.2%
Schwab Short-Term U.S. Treasury ETF	0.1%	0.1%	0.2%	0.2%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. Aggregate Bond ETF	0.2%	0.3%	1.1%	1.5%	1.6%	0.7%	0.7%	0.3%	0.2%	0.1%	0.1%
Schwab U.S. Large-Cap ETF	0.0%*	0.1%	0.3%	0.5%	0.8%	0.5%	0.7%	0.4%	0.5%	0.3%	0.3%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.2%	0.3%	0.2%	0.3%	0.2%	0.2%	0.1%	0.2%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.2%	0.1%	0.2%	0.1%	0.1%	0.1%	0.1%
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.1%	0.0%*	—%	—%	—%	—%	—%	—%
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.2%	0.2%	0.2%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	—%
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was further amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.

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Schwab Target Index Funds
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended September 30, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Target 2010 Index Fund	$10,584,785	$5,885,600
Schwab Target 2015 Index Fund	9,409,327	12,358,138
Schwab Target 2020 Index Fund	41,882,543	10,460,429
Schwab Target 2025 Index Fund	54,433,122	22,647,038
Schwab Target 2030 Index Fund	64,086,672	26,406,024
Schwab Target 2035 Index Fund	37,770,962	15,530,464
Schwab Target 2040 Index Fund	44,196,578	13,099,770
Schwab Target 2045 Index Fund	24,810,884	5,418,363
Schwab Target 2050 Index Fund	36,264,112	6,543,871
Schwab Target 2055 Index Fund	21,517,711	4,618,263
Schwab Target 2060 Index Fund	22,589,960	5,344,226

8. Federal Income Taxes:
As of September 30, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Tax cost	$40,962,258	$56,043,232	$208,234,966	$314,953,360	$423,916,554	$239,232,494	$313,328,690
Gross unrealized appreciation	$3,701,848	$5,833,241	$18,676,204	$26,547,189	$36,319,737	$22,562,405	$28,065,048
Gross unrealized depreciation	(76,831)	(117,858)	(502,202)	(1,136,447)	(2,631,132)	(1,531,999)	(2,635,999)
Net unrealized appreciation (depreciation)	$3,625,017	$5,715,383	$18,174,002	$25,410,742	$33,688,605	$21,030,406	$25,429,049

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Tax cost	$174,119,916	$199,001,426	$115,541,914	$134,845,843
Gross unrealized appreciation	$16,672,900	$17,885,330	$10,169,091	$11,627,840
Gross unrealized depreciation	(1,274,019)	(1,398,792)	(756,213)	(934,193)
Net unrealized appreciation (depreciation)	$15,398,881	$16,486,538	$9,412,878	$10,693,647
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2020, the funds had no capital loss carryforwards available to offset future net capital gains.

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Schwab Target Index Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2020, the funds had capital losses deferred as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Capital losses deferred	$—	$—	$39,879	$—	$—	$—	$—

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Capital losses deferred	$—	$—	$—	$—
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2020. The tax-basis components of distributions paid during the fiscal year ended March 31, 2020, were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Ordinary income	$707,888	$1,202,511	$3,730,955	$4,878,544	$6,622,287	$3,959,186	$4,780,237
Long-term capital gains	35,366	47,186	25,805	4,157	8,206	3,089	9,388

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Ordinary income	$2,802,217	$2,976,899	$1,713,432	$1,977,345
Long-term capital gains	3,253	—	—	—
As of March 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2020, the funds did not incur any interest or penalties.

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended March 31, 2019 and March 31, 2020, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Target Index Funds
Liquidity Risk Management Program  (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) as the administrator of the program. Personnel of CSIM or its affiliates conduct the day-to-day operation of the program.
Under the program, CSIM manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. CSIM’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 22, 2020 prepared by CSIM regarding the operation and effectiveness of the program for the period June 1, 2019, through May 31, 2020. No significant liquidity events impacting any of the Funds were noted in the report. In addition, CSIM provided its assessment that the program had been operating effectively in managing each Fund’s liquidity risk.

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Schwab Target Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, and Schwab Target 2060 Index Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk

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management processes, and information security programs, which are designed to provide enhanced services to each Fund and its shareholders. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations that, with respect to each Fund, the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap (contractual expense limitation agreement). The Trustees also considered CSIM’s contractual commitment to keep each
Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. The Trustees noted that the pro rata share of the fees and expenses of the underlying funds in which the Funds invest are covered by the expense limitation agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that, with respect to each Fund, the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because each Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered the indirect benefits to CSIM from such Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing

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expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

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Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	100	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index   An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones Equity All REIT Capped Index  A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

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FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index  A custom blended index developed by CSIM based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective July 1, 2020, the composite is derived using the following portion allocations: 22.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.3% FTSE Developed ex US Index (Net), 1.8% Dow Jones Equity All REIT Capped Index, 8.8% Bloomberg Barclays US Treasury 1-3 Year Index, 44.8% Bloomberg Barclays US Aggregate Bond Index, 6.5% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.6% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by CSIM based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective July 1, 2020, the composite is derived using the following portion allocations: 24.2% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 10.4% FTSE Developed ex US Index (Net), 1.9% Dow Jones Equity All REIT Capped Index, 8.3% Bloomberg Barclays US Treasury 1-3 Year Index, 43.2% Bloomberg Barclays US Aggregate Bond Index, 6.2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by CSIM based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective July 1, 2020, the composite is derived using the following portion allocations: 25.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 11.3% FTSE Developed ex US Index (Net), 2.0% Dow Jones Equity All REIT Capped Index, 7.9% Bloomberg Barclays US Treasury 1-3 Year Index, 42.1% Bloomberg Barclays US Aggregate Bond Index, 6.0% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by CSIM based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective July 1, 2020, the composite is derived using the following portion allocations: 32.4% Dow Jones U.S. Large-Cap Total Stock Market Index, 2.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 14.8% FTSE Developed ex US Index (Net), 2.0% FTSE Emerging Index (Net), 2.7% Dow Jones Equity All REIT Capped Index, 4.3% Bloomberg Barclays US Treasury 1-3 Year Index, 35.9% Bloomberg Barclays US Aggregate Bond Index, 2.3% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 3.1% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective July 1, 2020, the composite is derived using the following portion allocations: 37.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.3% Dow Jones U.S. Small-Cap Total Stock Market Index, 17.7% FTSE Developed ex US Index (Net), 3.0% FTSE Emerging Index (Net), 3.2% Dow Jones Equity All REIT Capped Index, 2.3% Bloomberg Barclays US Treasury 1-3 Year Index, 29.7% Bloomberg Barclays US Aggregate Bond Index, 0.5% Bloomberg Barclays US

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Treasury Inflation-Linked Bond Index (Series-L), and 2.4% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by CSIM based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective July 1, 2020, the composite is derived using the following portion allocations: 41.4% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.1% Dow Jones U.S. Small-Cap Total Stock Market Index, 20.0% FTSE Developed ex US Index (Net), 4.0% FTSE Emerging Index (Net), 3.7% Dow Jones Equity All REIT Capped Index, 1.4% Bloomberg Barclays US Treasury 1-3 Year Index, 23.5% Bloomberg Barclays US Aggregate Bond Index, and 1.9% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by CSIM based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective July 1, 2020, the composite is derived using the following portion allocations: 44.3% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.9% Dow Jones U.S. Small-Cap Total Stock Market Index, 21.8% FTSE Developed ex US Index (Net), 5.0% FTSE Emerging Index (Net), 4.0% Dow Jones Equity All REIT Capped Index, 0.9% Bloomberg Barclays US Treasury 1-3 Year Index, 17.6% Bloomberg Barclays US Aggregate Bond Index, and 1.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2045 Passive Composite Index A custom blended index developed by CSIM based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective July 1, 2020, the composite is derived using the following portion allocations: 46.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 23.6% FTSE Developed ex US Index (Net), 6.0% FTSE Emerging Index (Net), 4.3% Dow Jones Equity All REIT Capped Index, 0.6% Bloomberg Barclays US Treasury 1-3 Year Index, 12.0% Bloomberg Barclays US Aggregate Bond Index, and 1.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by CSIM based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index
was replaced with the Dow Jones Equity All REIT Capped Index. Effective July 1, 2020, the composite is derived using the following portion allocations: 48.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.1% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.7% FTSE Developed ex US Index (Net), 6.6% FTSE Emerging Index (Net), 4.5% Dow Jones Equity All REIT Capped Index, 0.4% Bloomberg Barclays US Treasury 1-3 Year Index, 8.8% Bloomberg Barclays US Aggregate Bond Index, and 0.8% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by CSIM based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective July 1, 2020, the composite is derived using the following portion allocations: 49.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 25.4% FTSE Developed ex US Index (Net), 7.1% FTSE Emerging Index (Net), 4.6% Dow Jones Equity All REIT Capped Index, 0.3% Bloomberg Barclays US Treasury 1-3 Year Index, 6.6% Bloomberg Barclays US Aggregate Bond Index, and 0.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by CSIM based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective July 1, 2020, the composite is derived using the following portion allocations: 49.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 26.1% FTSE Developed ex US Index (Net), 7.5% FTSE Emerging Index (Net), 4.8% Dow Jones Equity All REIT Capped Index, 0.2% Bloomberg Barclays US Treasury 1-3 Year Index, 4.3% Bloomberg Barclays US Aggregate Bond Index, and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Index Funds  |  Semiannual Report

Notes

Schwab Target Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR93877-04
00250928

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	November 13, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	November 13, 2020

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	November 13, 2020